U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                  FORM 24F - 2
                        Annual Notice of Securities Sold
                            Pursuant to Rule 24F - 2


             READ INSTRUCTIONS AT END OF FORM BEFORE PREPARING FORM.
                              PLEASE PRINT OR TYPE.

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       1 .     Name and address of issuer:              The Glenmede Fund, Inc.
                                                        One South Street
                                                        Baltimore, MD  21202

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       2.      Name of each series or class of funds for which this notice is filed: (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): [X]

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       3 .     Investment Company Act File Number:                    811 - 5577

               Securities Act File Number:                            33 - 22884

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       4 (a).  Last day of fiscal year for which this notice is
               filed:                                           October 31, 1998

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       4 (b).  Check box if this notice is being filed late (i.e., more than
               90 calendar days after the end of the issuer's fiscal year).
               (See Instruction A.2)                                         [ ]

         NOTE:  IF THE FORM IS BEING FILED LATE, INTEREST MUST BE PAID ON THE
                REGISTRATION FEE DUE.
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       4 (c).  Check box if this is the last time the issuer will be filing
               this Form.                                                    [ ]

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       5 . Calculation of registration fee: (see attached Schedule A)

               (i)     Aggregate sale price of securities sold during
                       the fiscal year pursuant to section 24(f):                                                 $6,604,716,765.00
                                                                                                                 -------------------

               (ii)    Aggregate price of securities redeemed or
                       repurchased during the fiscal year:                              -$6,461,100,299.00
                                                                                       --------------------

               (iii)   Aggregate price of securities redeemed or repurchased
                       during any prior fiscal year ending no earlier than
                       October 11, 1995 that were not previously used to reduce
                       registration fees payable to the
                       Commission:                                                                   $0.00
                                                                                       --------------------
                          *All shares repurchased or redeemed in fiscal years
                          ended October 31, 1996 and October 31, 1997 were
                          prepaid and are included in Item 6.

               (iv)    Total available redemption credits [add
                       Items 5(ii) and 5(iii)]:                                                                  -$6,461,100,299.00
                                                                                                                 -------------------

               (v)     Net sales -- if Item 5(i) is greater than Item -5(iv)
                       [subtract Item 5(iv) from
                       Item 5(i)]:                                                                                  $143,616,466.00
                                                                                                                 -------------------

               (vi)    Redemption credits available for use in future years --if
                       Item 5(i) is less than Item 5(iv) [subtract Item 5 (iv)
                       From Item 5(i)]:                                                              $0.00
                                                                                       --------------------

               (vii)   Multiplier for determining registration fee (See
                       Instruction C.9):                                                                                   0.000278
                                                                                                                 -------------------

               (viii) Registration fee due [multiply Item 5(v) by Item
                       5(vii)] (enter "0" if no fee is due):                                                             $39,925.38
                                                                                                                 -------------------

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       6 .     Prepaid shares

               If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities
               Act of 1933 pursuant to rule 24e-2 as in effect before October
               11, 1997, then report the amount of securities (number of shares or other units) deducted here: ____________________. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are abailable for use by the issuer in future fiscal years, then state that number here:
               ____________.

       7 .     Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):
                                                                                                                 +            $0.00
                                                                                                                      --------------


       8 .     Total of the amount of the registration fee due plus any
               interest due [line 5(viii) plus line 7]:
                                                                                                                 =       $39,925.38
                                                                                                                      --------------


       9 . Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

                       Method of Delivery:

                                                    [X]    Wire Transfer

                                                    [ ]    Mail or other means

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                                   SIGNATURES

               This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

               By  (Signature and Title)
                                             ----------------------------------

                                                Joseph A. Finelli, Treasurer
                                             ----------------------------------

               Date       1/29/99
                       ---------------------------------

               Please print the name and title of the signing officer below the signature.

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




                                    EXHIBIT A

                                                                                                                (C)
                                                                                                          Aggregate Sales
                                                                                                         Price of Portfolio
                                (A)                                    (B)                               Securities Sold in
                         Gross Sales Price                      Gross Sales Price       Dividend           Reliance Upon
                           of Portfolio       Subscriptions       of Port. Secs       reinvestment          Rule 24f-2
  Name of Portfolio       Securities Sold         Shares           Reinvested            Shares               (A + B)
Muni Intermediate      $         3,657,100            349,623 $                 0                 0              3,657,100

NJ Muni                          7,319,600            711,528                   0                 0              7,319,600

TOTAL                  $        10,976,700          1,061,151 $                 0                 0             10,976,700

Tax Managed Equity     $        28,323,587          1,338,491 $         3,256,261           162,302             31,579,848

Small Cap Advisor               63,183,585          3,276,263           2,539,862           168,225             65,723,447

Small Cap Inst.                 46,591,955          2,525,066             539,447            32,287             47,131,402

Large Cap Value                 14,327,914          1,024,056           9,313,621           803,373             23,641,535

Core Fixed Income              127,826,843         12,129,104             168,612            15,980            127,995,455

Government Cash              4,934,846,426      4,934,846,426              10,445            10,445          4,934,856,871

Tax-Exempt Cash              1,181,491,843      1,181,491,843               4,882             4,882          1,181,496,725

International                  116,341,225          7,458,914           5,935,778           386,308            122,277,003

Inst. Intl                      31,584,734          1,955,404           1,486,097            97,949             33,070,831

Global Equity                   25,000,000          2,500,000             175,000            17,766             25,175,000

Emerging Markets                11,768,648          1,481,370                   0                 0             11,768,648

TOTAL                  $     6,581,286,760      6,150,026,937          23,430,005         1,699,517          6,604,716,765



                                 (D)
                              Aggregate
                           Redemption Price                         Aggregate Sales
                             of Portfolio                          Price of Portfolio
                              Securities                          Securities on Which                           SEC Fee
                           Redeemed During       Redemptions       Fee will be Based      Net Sub/Red        Net subs/reds
  Name of Portfolio          Fiscal Year            Shares           (C) minus (D)           Shares            *0.000278
Muni Intermediate       $          3,199,213           (306,643)$              457,887          42,980            127.29

NJ Muni                            2,277,573           (221,997)             5,042,027         489,531          1,401.69

TOTAL                   $          5,476,786           (528,640)$            5,499,914         532,511          1,528.98

Tax Managed Equity      $         23,348,073         (1,111,608)             8,231,775         389,185          2,288.43

Small Cap Advisor                110,998,305         (6,111,628)           (45,274,858)     (2,667,140)       (12,586.41)

Small Cap Inst.                    8,748,975           (483,254)            38,382,427       2,074,099         10,670.31

Large Cap Value                   20,983,243         (1,522,969)             2,658,292         304,460            739.01

Core Fixed Income                141,755,565        (13,454,160)           (13,760,110)     (1,309,076)        (3,825.31)

Government Cash                4,955,729,324     (4,955,729,324)           (20,872,453)    (20,872,453)        (5,802.54)

Tax-Exempt Cash                1,086,514,871     (1,086,514,871)            94,981,854      94,981,854         26,404.96

International                     75,953,594         (4,917,999)            46,323,409       2,927,223         12,877.91

Inst. Intl                        18,459,784         (1,179,331)            14,611,047         874,022          4,061.87

Global Equity                              0                  0             25,175,000       2,517,766          6,998.65

Emerging Markets                  18,608,565         (2,474,198)            (6,839,917)       (992,828)        (1,901.50)

TOTAL                   $      6,461,100,299 $   (6,073,499,342)           143,616,466      78,227,112         39,925.38

                                                                                39,925



                                        Fee
                                   Net subs/reds
  Name of Portfolio                  *0.000278

Muni Intermediate          457,887         127.29

NJ Muni                  5,042,027       1,401.69

TOTAL                                    1,528.98

Tax Managed Equity       8,231,775       1,426.69

Small Cap Advisor

Small Cap Inst.         38,382,427       6,652.23

Large Cap Value          2,658,292         460.72

Core Fixed Income

Government Cash

Tax-Exempt Cash         94,981,854      16,461.73

International           46,323,409       8,028.52

Inst. Intl              14,611,047       2,532.31

Global Equity           25,175,000       4,363.19

Emerging Markets

TOTAL                  230,363,804      39,925.39
